Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
Warrants

10.Warrants

The Company evaluates its outstanding warrants to determine if the instruments qualify for equity or liability classification.

Private Warrants

Prior to the Merger, HSAC2 had outstanding 1,500,000 Private Warrants, which were issued in connection with the HSAC2 IPO to the Sponsor. Each Private Warrant entitles the holder thereof to purchase one share of Company Common Stock at a price of $11.50 per share, subject to adjustment as provided herein. The Private Warrants became exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination. Each Private Warrant is non-redeemable and may be exercised on a cashless basis. Since these warrants are indexed to the Company’s publicly traded common stock, they are classified within equity.

As described in Note 3, the Sponsor and HSAC2’s other initial shareholders prior to the HSAC2 IPO agreed to subject (i) the 4,000,000 Insider Shares and (ii) the 450,000 Private Shares to a lock-up for up to 12 months following the Closing and the Sponsor forfeited 50% of its 1,500,000 Private Warrants, comprising 750,000 Private Warrants, for no consideration, immediately prior to the Closing. Pursuant to the terms of the Merger Agreement, immediately following the Sponsor Forfeiture and prior to the Closing, HSAC2 issued 750,000 warrants to purchase Company Common Stock to eleven specified employees and directors of Legacy Orchestra. These new warrants have substantially similar terms to the forfeited Private Warrants, except that they will become exercisable between 24 and 36 months after the Closing.

Assumed Legacy Orchestra Warrants

Prior to the close of the Business Combination, the majority of Legacy Orchestra’s warrants (the “Legacy Orchestra Warrants”) were required to be accounted for as liabilities as certain features within the warrant agreements contained features that were not considered “fixed for fixed” pursuant to ASC 815, and therefore, the fair value of the warrant liability was marked-to-market at each balance sheet date, with the change in fair value recorded in the Company’s condensed consolidated statements of operations and comprehensive loss within other income (expense). Upon the close of the Business Combination, all liability classified Legacy Orchestra Warrants became equity classified on that date, as the warrant agreements became “fixed for fixed.” As a result, the warrant liability was fair valued and adjusted from $2.1 million as of December 31, 2022 to $2.4 million as of January 26, 2023, and then subsequently reclassified into stockholders’ equity. In addition, Legacy Orchestra also had outstanding other equity classified warrants recorded within additional paid-in capital at the time of issuance at fair value that were not subject to subsequent remeasurement.

The Company calculates the fair value of the outstanding warrant liability at each reporting date by estimating the equity value of the Company, and then utilizing option pricing models to allocate the total equity value to the shares and warrants outstanding. The inputs used in the valuation models for the Company’s warrant liability are as follows:

Period from
January 1, 2023
	to January 26, 2023	June 30, 2022
Expected volatility	44 – 49%	45 – 54%
Risk-free interest rate	3.60 – 4.80%	2.60 – 3.00%
Remaining term in years	0.35 – 5.00	0.92 – 5.38
Exercise price of common warrants	$1.08 – $30.11	$1.08 – $30.11
Exercise price of Legacy preferred warrants	—	—
Common stock price	$10.63	$9.18
Legacy preferred stock price	—	—
Expected dividend yield	0%	0%

The Company’s warrant liability related to Legacy Orchestra warrant activity rollforward is as follows, with the warrants having been converted to reflect the effect of the Merger:

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2022	—	1,327,074	$2,089
Warrants exercised prior to the business combination	—	(1,163)	(10)
Change in fair value of warrants as of January 26, 2023	—	—	294
Warrants reclassified to equity	—	(1,325,911)	(2,373)
Balance March 31, 2023	—	—	—
Balance June 30, 2023	—	—	$—

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2021	206,997	1,189,162	$635
Exercise of warrants	—	(68,587)	(156)
Change in the fair value of warrants	—	—	145
Balance March 31, 2022	206,997	1,120,575	624
Exercise of warrants	—	(4,650)	(15)
Forfeiture of warrants	—	(4,650)	(38)
Issuance of warrants related to Legacy Orchestra preferred stock financing	—	159,965	620
Amendments of existing warrants	(206,997)	206,997	810
Other	—	(150,000)	(335)
Change in the fair value of warrants	—	—	243
Balance June 30, 2022	—	1,328,237	$1,909

Private Warrants and Assumed Legacy Orchestra Warrants

The following table summarizes outstanding warrants to purchase shares of Company Common Stock as of June 30, 2023 and December 31, 2022:

	Number of Shares
	June 30,	December 31,	Exercise
	2023	2022	Price	Term
Liability-classified Warrants
Legacy Orchestra Warrants	—	1,327,074	$0.50 – $14.00	0.10 – 4.75
Equity-classified Warrants
Legacy Orchestra Warrants	541,808	250,000	$0.50 – $14.00	0.10 – 9.00
Private Warrants Held by Sponsor	750,000	1,500,000	$11.50	4.57 – 4.82
Private Warrants Held by Employees (Note 11)	675,000	—	$11.50	4.57
	1,966,808	1,750,000
Total Outstanding	1,966,808	3,077,074

8.Warrants

The Company evaluates its outstanding warrants to determine if the instruments qualify for equity or liability classification. To date, the majority of the Company’s warrants are required to be accounted for as liabilities, and therefore, the fair value of the warrant liability is marked-to-market at each balance sheet date, with the change in fair value recorded in the statements of operations and comprehensive loss within other income (expense). Upon conversion or exercise of a warrant classified as a liability, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The Company calculates the fair value of the outstanding warrant liability at each reporting date by estimating the equity value of the Company, and then utilizing option pricing models to allocate the total equity value to the shares and warrants outstanding. The inputs used in the valuation models for Orchestra’s warrant liability are as follows:

	December 31,
	2021	2022
Expected volatility	44 – 55%	45 – 47%
Risk-free interest rate	0.27 – 1.11%	4.00 – 4.30%
Remaining term in years	1.41 – 7.94	0.14 – 5.07
Exercise price of common warrants	$1.08 – $30.11	$1.08 – $30.11
Exercise price of preferred warrants	$19.35 – $32.26	—
Common stock price	$3.35	$9.72
Preferred stock price	$5.38 – $7.35	—
Expected dividend yield	0%	0%

The Company’s warrant liability activity rollforward is as follows:

	Preferred	Common
(in thousands, except share data)	Warrants	Warrants	Amount
Balance December 31, 2020	206,997	1,192,650	$1,347
Exercise of warrants	—	(3,488)	(13)
Change in the fair value of warrants	—	—	(699)
Balance December 31, 2021	206,997	1,189,162	$635
Reclassification of warrant liability upon exercise	—	(73,238)	(171)
Forfeiture of warrants	—	(4,650)	(38)
Issuance of warrants related to private placement financing	—	159,965	620
Amendment of existing warrants	(206,997)	206,997	810
Other	—	(151,162)	(345)
Change in the fair value of warrants	—	—	578
Balance December 31, 2022	—	1,327,074	$2,089

In June 2022, concurrent with the close of a private placement financing, the Company amended the terms of certain existing warrant agreements, which included modifying the underlying shares of the warrants from preferred warrants to common warrants and reducing the strike prices. Such amendments resulted in $0.8 million of additional expense for the year ended December 31, 2022.

As of December 31, 2022, the Company has 250,000 warrants classified within equity with strike prices ranging from $1.33 — $4.06 and remaining terms in years of 6.94 — 9.50. The equity classified warrants were recorded within additional paid-in capital at the time of issuance at fair value and are not subject to subsequent remeasurement.